Other Liabilities (Schedule of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [abstract]
Restricted share units (note 20)	$ 2,264	$ 246
Other non-current liabilities	259	253
Other liabilities	$ 2,523	$ 499